Schedule of Corporate Borrowings (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related Party Transactions [Abstract]
Corporate Borrowings, Beginning balance	¥ 50,626	¥ 45,811
Change in fair value	2,330	2,052
Change in other comprehensive income	(7)	453
Corporate Borrowings, Ending balance	¥ 52,949	¥ 48,316